Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of inventories [Abstract]
Raw materials and components		$ 18,026	$ 21,402
Finished products	[1]	34,461	16,075
Inventories		$ 52,487	$ 37,477

[1]	Including amounts of $10,628 and $0 for the years ended December 31, 2020 and 2019, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.